Trade Payables (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of trade payables [Abstract]
Schedule of trade payables
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Trade payables	30,514	51,607